SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Sharebased Payment Arrangements [Abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]

For the period ended December 31, 2019
Exercise Price Range	Opening Balance	During the Period					Weighted average remaining contractual life (years)
Exercise Price	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	Vested & Exercisable	Unvested
0-0.40	1,050,000	3,790,000	-	-	-	4,840,000	3.95	2,007,500	2,832,500

Weighted Average Exercise Price (Cdn$)	0.12	0.31				0.27		0.14

For the year ended December 31, 2018:

		During the Period					Weighted
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	average remaining contractual life (years)	Vested & Exercisable	Unvested
0-0.40	1,200,000	-	-	(150,000)	-	1,050,000	2.19	1,050,000	-
Weighted Average Exercise Price (Cdn$)	0.12					0.12		0.12